UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

__________ to __________.

Date of Report (Date of earliest event reported):

Commission File Number of securitizer:

Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of Sponsor: 0001175215

Verizon Owner Trust 2019-A

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): 0001767530

Central Index Key Number of underwriter (if applicable):

Audrey E. Prashker, 908-559-5430

Name and telephone number, including area code, of the person to contact in connection with this filing.

Item 2.01. Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer.

See Report of Independent Accountants on Applying Agreed-Upon Procedures, dated February 22, 2019, attached as Exhibit 99.1 to this Form ABS-15G.

INDEX OF EXHIBITS

Exhibit No.	Description

Exhibit 99.1	Report of Independent Accountants on Applying Agreed-Upon Procedures, dated February 22, 2019.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

VERIZON ABS LLC (Depositor)
Date: February 22, 2019

	By:	/s/ Kee Chan Sin
Name: Kee Chan Sin
Title: Chief Financial Officer